Critical Accounting Estimates and Judgements (Tables)	12 Months Ended
Dec. 31, 2017
Summary of Sensitivity Analysis Based on 10% Increase/Decrease in Assumptions of Gross Margin, Discount Rate, Terminal Growth Rate (Details)

At December 31, 2016 and 2017 the Group has performed a sensitivity analysis increasing or decreasing the assumptions of gross margin, discount rate and revenue and terminal growth rate by a 10%, with all the other variables held constant, as follows:

	Difference between recoverable amount and carrying amounts
	2016		2017

Goodwill
Gross margin	(10%)	+10%	(10%)	+10%
Mining construction services	19.18%	71.19%	—	—
Engineering and construction	(42.68%)	17.85%	81.31%	143.63%
Electromechanical	32.16%	74.41%	197.30%	620.85%
IT equipment and services	200.93%	289.04%	0.32%	38.87%
Telecommunication services	(110.85%)	176.40%	465.17%	1339.26%

Discount rate:	(10%)	+10%	(10%)	+10%
Mining construction services	65.94%	28.99%	—	—
Engineering and construction	8.22%	(27.56%)	146.07%	86.86%
Electromechanical	74.42%	36.77%	478.08%	354.39%
IT equipment and services	285.63%	212.65%	30.06%	11.25%
Telecommunication services	70.31%	4.59%	2190.66%	1967.37%

Terminal growth rate:	(10%)	+10%	(10%)	+10%
Mining construction services	42.92%	47.55%	—	—
Engineering and construction	(16.49%)	(7.84%)	107.41%	117.91%
Electromechanical	51.14%	55.62%	402.19%	416.25%
IT equipment and services	243.21%	247.06%	18.54%	20.52%
Telecommunication services	26.14%	39.94%	2232.86%	2394.81%

Trademarks
Revenue growth rate:	(10%)	+10%	(10%)	+10%
Morelco	22.37%	42.03%	16.37%	(4.79%)
Vial yVives - DSD	17.01%	43.01%	(40.72%)	(63.32%)
Adexus	(8.18%)	(9.91%)	22.10%	(0.10%)

Discount rate:	(10%)	+10%	(10%)	+10%
Morelco	53.35%	15.66%	(7.21%)	22.92%
Vial yVives - DSD	56.88%	10.88%	(58.56%)	(45.65%)
Adexus	15.42%	(10.59%)	(2.13%)	28.02%

Terminal growth rate:	(10%)	+10%	(10%)	+10%
Morelco	29.19%	34.94%	8.61%	3.17%
Vial yVives - DSD	23.19%	37.83%	(51.36%)	(54.47%)
Adexus	(0.12%)	1.89%	13.27%	8.86%

Summary of Sensitivity Analysis Performed Considering a 10% Increase/Decrease in Group's Gross Margins

As of December 31, 2015, 2016 and 2017, a sensitivity analysis was performed considering a 10% increase/decrease in the Group’s gross margins, as follows:

	2015	2016	2017
Sales	5,501,537	3,945,599	3,253,199
Gross profit	159,158	194,378	224,040
%	2.89	4.93	6.89
Plus 10%	3.18	5.42	7.58

Increase in pre-tax profit	15,787	19,473	22,552

	174,949	213,851	246,592

Less 10%	2.60	4.44	6.20

Decrease in pre-tax profit	(15,787)	(19,473)	(22,552)

	143,371	174,905	201,488

Disclosure of Adjustments of Financial Statements

as a result, the following adjustments were included in the financial statements of our subsidiary GyM S.A., resulting in a loss of S/15.2 million:

S/000
Income for debt forgiveness (i)	431,484
Indemnification income	33,600
Work in progress impairment (ii)	(410,199)
Other provisions	(24,915)
Inventories impairment (iii)	(33,824)
Financial expenses	(7,004)
Property, plant and equipment impairment	(4,143)
Others (liability) asset, net	(164)

(15,165)

(i)	The extinguished trade accounts payable relates to the recognition of the construction project estimated margin recorded as a liability (Note 2.25.i)
(ii)	The recoverable of work in progress relates to the minimum secured payment to be obtained from GSP.
(iii)	Inventories were specialized in nature assets and cannot be traded in an active market that could not be sold in an active market.